Contingent liabilities, contractual commitments, and guarantees	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments, and guarantees

33	Contingent liabilities, contractual commitments and guarantees

		HSBC		HSBC Holdings[1]
		2018	2017	2018	2017
	Footnotes	$m	$m	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees	2	23,518	25,849	8,627	7,778
– performance and other guarantees	3	71,484	67,007	—	—
– other contingent liabilities		1,408	616	215	—
At 31 Dec		96,410	93,472	8,842	7,778
Commitments:	4
– documentary credits and short-term trade-related transactions		7,083	8,776	—	—
– forward asset purchases and forward deposits placed	3	67,265	48,192	—	—
– standby facilities, credit lines and other commitments to lend		705,918	672,518	—	—
At 31 Dec		780,266	729,486	—	—

1	Guarantees by HSBC Holdings are all in favour of other Group entities.

2
‘Financial guarantees’ to which the impairment requirements in IFRS 9 are applied have been presented separately from other guarantees to align with credit risk disclosures. Comparatives have been re-presented accordingly.

3
The 31 December 2017 balances have been restated to include $44bn of loan commitments (unsettled reverse repurchase agreements) and $3bn of performance and other guarantees not previously identified for disclosure.

4	Includes $592,008m of commitments at 31 December 2018, to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment.
The preceding table discloses the nominal principal amounts of off-balance sheet liabilities and commitments for the Group, which represent the maximum amounts at risk should the contracts be fully drawn upon and the clients default. As a significant portion of guarantees and commitments are expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements. The expected credit loss provision relating to guarantees and commitments under IFRS 9 is disclosed in Note 27.
Approximately half the guarantees have a term of less than one year, while guarantees with terms of more than one year are subject to HSBC’s annual credit review process.
Contingent liabilities arising from legal proceedings, regulatory and other matters against Group companies are disclosed in Notes 27 and 35.
Financial Services Compensation Scheme
The Financial Services Compensation Scheme (‘FSCS’) has provided compensation to consumers following the collapse of a number of deposit takers. The compensation paid out to consumers was funded through loans from HM Treasury, which have now been repaid (2017: $6.3bn (£4.7bn)). The Group could be liable to pay a proportion of any future amounts that the FSCS borrows from HM Treasury. The ultimate FSCS levy to the industry as a result of a collapse cannot currently be estimated reliably, as it is dependent on various uncertain factors, including the potential recoveries of assets by the FSCS and changes in the level of protected deposits and the population of FSCS members at the time.
Associates
HSBC’s share of associates’ contingent liabilities, contractual commitments and guarantees amounted to $48.5bn at 31 December 2018 (2017: $46.3bn). No matters arose where HSBC was severally liable.